GENERAL (Details) $ / shares in Units, $ in Millions								1 Months Ended			5 Months Ended	6 Months Ended
	Jun. 28, 2024 USD ($) vessel	Jun. 28, 2023	Nov. 10, 2022 USD ($) vessel	Jun. 30, 2022 subsidiary	Feb. 25, 2022 subsidiary vessel	Feb. 17, 2022 USD ($)	Jan. 26, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2024 vessel	Jun. 30, 2024 USD ($) subsidiary vessel	Mar. 22, 2024 USD ($)	Dec. 31, 2023 subsidiary	Nov. 30, 2022 kr / shares shares
Ownership interests:
Financial Designation, Predecessor and Successor [Fixed List]										Predecessor
Number of vessels managed for third parties | vessel													4
Debt refinanced, number of subsidiaries | subsidiary													6
Debt guarantees, number of subsidiaries | subsidiary													2		2
Issuance of shares from private placement (in shares) | shares							398,990,000
Common shares, par value (in dollars per share) | $ / shares							$ 1	$ 1.00		$ 1
Common stock, shares authorized (in shares) | shares							400,000,000			400,000,000
Sale of stock, price per share | kr / shares																kr 130
Common shares, shares outstanding (in shares) | shares								53,688,462								53,688,462
Quantum Crude Tankers Ltd.
Ownership interests:
Number of vessels owned | vessel													4
Liquified Natural Gas Carriers
Ownership interests:
Number of vessels owned | vessel													11
Modern Tri-Fuel Diesel Electric | Golar LNG Limited
Ownership interests:
Number of vessels owned | vessel													7
Modern Tri-Fuel Diesel Electric | Quantum Crude Tankers Ltd.
Ownership interests:
Number of vessels owned | vessel													2
Modern 2-Stroke | Quantum Crude Tankers Ltd.
Ownership interests:
Number of vessels owned | vessel													2
Vessel SPA
Ownership interests:
Number of vessels acquired | vessel					8
Number of subsidiaries acquired | subsidiary					9
Number of subsidiaries acquired, owners of vessels | subsidiary					8
Purchase price per vessel													$ 145.0
Vessel SPA And ManCo SPA
Ownership interests:
Purchase consideration											$ 346.2
Consideration, equity issued											127.9
Payments for asset acquisitions											211.7
ManCo SPA
Ownership interests:
Number of subsidiaries acquired | subsidiary				4
Purchase consideration											$ 6.6
MSA Agreement
Ownership interests:
Number of vessels acquired | vessel	2		4
Purchase price per vessel	$ 235.0
Purchase consideration			$ 662.8
Payments for asset acquisitions			$ 135.2
MSA Agreement | Scenario, forecast
Ownership interests:
Number of vessels acquired | vessel												2
EPS | CoolCo
Ownership interests:
Equity method investment, ownership percentage									37.50%
Golar LNG Limited
Ownership interests:
Sale of stock, number of shares issued | shares								8,046,154
Consideration received on sale of stock								$ 100.0
Golar LNG Limited | CoolCo
Ownership interests:
Equity method investment, ownership percentage									31.30%
Private Placement
Ownership interests:
Sale of stock, number of shares issued | shares									27,500,000
Sale of stock, price per share | $ / shares									$ 10.00
Net proceeds from the issuance of equity									$ 275.0
Consideration received on sale of stock									$ 266.7
Second Private Placement
Ownership interests:
Issuance of shares from private placement (in shares) | shares								13,678,462
Net proceeds from the issuance of equity								$ 170.0
Consideration received on sale of stock								$ 166.0
Second Private Placement | EPS
Ownership interests:
Common shares, shares outstanding (in shares) | shares								10,789,728								10,789,728
Line of Credit | Senior Secured Sustainability Term Loan
Ownership interests:
Basis spread on debt						2.75%
Line of Credit | Term Loan Facility
Ownership interests:
Basis spread on debt			2.00%
Secured Debt | Line of Credit | Senior Secured Sustainability Term Loan
Ownership interests:
Debt instrument, face amount						$ 570.0
Basis spread on debt		2.25%				2.75%
Secured Debt | Line of Credit | Term Loan Facility
Ownership interests:
Debt instrument, face amount			$ 520.0											$ 520.0
Maximum borrowing capacity														$ 200.0
Revolving Credit Facility | Line of Credit | Credit Facility Maturing January 2024
Ownership interests:
Maximum borrowing capacity							$ 25.0			$ 25.0
Interest rate							5.00%			5.00%
Commitment fee basis points							0.50%